Related Party Transactions (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Related Party Transactions [Abstract]
Accounts payable acquired	$ 430,435	$ 430,435
Increase in accounts payable acquired	$ 42,232	$ 237,528
Ownership	62.60%	62.60%